Summary of Significant Accounting Policies - Rollforward of Accumulated Goodwill Impairment Losses by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill [Line Items]
Balance at September 24, 2011			$ 2,416,746
Impairment charge	76,723	5,826	5,826	0	76,723
Balance at September 29, 2012		2,422,572	2,422,572	2,416,746
Breast Health [Member]
Goodwill [Line Items]
Balance at September 24, 2011			342,593
Impairment charge			5,826
Balance at September 29, 2012		348,419	348,419
Diagnostics [Member]
Goodwill [Line Items]
Balance at September 29, 2012		908,349	908,349	908,349
GYN Surgical [Member]
Goodwill [Line Items]
Balance at September 29, 2012		$ 1,165,804	$ 1,165,804	$ 1,165,804